Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income taxes paid (refund) [abstract]
Disclosure Of Current Tax Assets [Text Block]
Taxes receivables are detailed as follows:

	As of December 31, 2019	As of December 31, 2018
	ThCh$	ThCh$
Refundable tax previous year	5,484,216	11,884,421
Taxes under claim (1)	-	968,195
Argentinean tax credits	1,140,073	440,172
Monthly provisions	8,136,478	3,686,905
Payment of absorbed profit provision	4,830	-
Other credits	366,693	322,736
Total	15,132,290	17,302,429
(1)

This item includes claims for refund of first category taxes (Provisional payment of absorbed profit) for an amount of ThCh$ 968,195  as of December 31, 2018, that was presented in April 2014 from the commercial year 2013
, which was recovered the second quarter of 2019.

Disclosure Of Current Tax Assets Noncurrent [Text Block]
Taxes receivables are detailed as follows:

	As of December 31, 2019	As of December 31, 2018
	ThCh$	ThCh$
Taxes under claim (1)	-	1,173,281
Others (2)	2,305,129	97,660
Total	2,305,129	1,270,941
(1)

This item includes claims for refund of first category taxes (Provisional payment of absorbed profit) that was presented in April 2010 from the commercial year 2009.
(2)

Corresponds to the minimum presumed income tax of Argentine subsidiaries, whose recovery period is estimated to be more than one year.

Disclosure of current tax liabilities [Text Block]
Taxes payable are detailed as follows:

	As of December 31, 2019	As of December 31, 2018
	ThCh$	ThCh$
Chilean Tax income (expense)	12,928,404	71,587,790
Monthly provisional payments	6,133,335	3,946,196
Chilean direct taxes	165,936	101,474
Other	1,276,699	249,989
Total	20,504,374	75,885,449

Disclosure of information about income and deferred tax expense [Text Block]
The income tax and deferred tax expense for the years ended as of December 31, 2019, 2018 and 2017, are detailed as follows:

	For the years ended as of December 31,
	2019	2018	2017
	ThCh$	ThCh$	ThCh$
Income as per deferred tax related to the origin and reversal of temporary differences	(8,160,347)	9,930,675	(500,800)
Prior year adjustments	(1,390,633)	484,985	569,212
Effect of change in tax rates	-	23,903	(50,071)
Tax benefits (loss)	11,804,310	(1,795,446)	611,282
Total deferred tax expense	2,253,330	8,644,117	629,623
Current tax expense	(43,516,068)	(144,929,220)	(47,841,130)
Prior period adjustments	1,286,824	158,286	(1,154,469)
Total expenses (income) for current taxes	(42,229,244)	(144,770,934)	(48,995,599)
(Loss) Income from income tax	(39,975,914)	(136,126,817)	(48,365,976)

Disclosure of information about income tax relating to components of other comprehensive income [Text Block]
Deferred taxes related to items charged or credited directly to the Consolidated Statement of Comprehensive Income are detailed as follows:

	For the years ended as of December 31,
	2019	2018	2017
	ThCh$	ThCh$	ThCh$
Net income from cash flow hedge	93,416	(16,196)	728
Actuarial gains and losses deriving from defined benefit plans	1,097,001	408,928	(73,169)
Charge to equity	1,190,417	392,732	(72,441)

Disclosure of information about reconciliation of average effective tax rate and applicable tax rate [Text Block]
The Company’s income tax expense as of
December 31, 2019, 2018 and 2017
represents
21.54%
, 29.71% and 24.62%, respectively of income before taxes. The following is reconciliation between such effective tax rate and the statutory tax rate valid in Chile.

	For the years ended as of December 31,
	2019		2018		2017
	ThCh$	Rate %	ThCh$	Rate %	ThCh$	Rate %
Income before taxes	185,621,574		458,211,348		196,474,395
Income tax using the statutory rate	(50,117,825)	27.00	(123,717,064)	27.00	(50,100,971)	25.50
Adjustments to reach the effective rate
Tax effect of permanent differences, net	9,105,693	(4.91)	(14,596,485)	3.19	4,071,180	(2.07)
Effect of change in tax rate	-	-	23,903	(0.01)	(50,071)	0.03
Effect of tax rates in Argentina and Uruguay	1,140,027	(0.61)	1,519,558	(0.33)	(1,700,857)	0.86
Prior year adjustments	(103,809)	0.06	643,271	(0.14)	(585,257)	0.30
Income tax, as reported	(39,975,914)	21.54	(136,126,817)	29.71	(48,365,976)	24.62

Disclosure of information about deferred tax assets and liabilities [Text Block]
Deferred tax assets and liabilities included in the Consolidated Financial Statements are detailed as follows:

	As of December 31, 2019	As of December 31, 2018
	ThCh$	ThCh$
Deferred taxes assets
Accounts receivable impairment provision	1,216,921	1,406,961
Other non-tax expenses	7,984,991	8,825,378
Benefits to staff	3,785,361	3,468,874
Inventory impairment provision	283,440	352,183
Severance indemnity	8,649,423	6,829,816
Inventory valuation	2,311,192	2,143,768
Intangibles	294,209	241,802
Other assets	22,334,415	14,883,181
Tax loss carryforwards	14,888,509	3,782,552
Subtotal by deferred tax assets	61,748,461	41,934,515
Deferred tax liabilities offset	(7,219,813)	(4,243,427)
Total assets from deferred taxes	54,528,648	37,691,088

Deferred taxes liabilities
Property, plant and equipment depreciation	74,003,316	51,471,109
Agricultural operation expenses	6,123,595	7,150,018
Manufacturing indirect activation costs	5,786,780	5,743,496
Intangibles	17,505,666	16,614,440
Land	25,775,281	25,408,185
Other liabilities	9,607,733	6,356,350
Subtotal by deferred tax liabilities	138,802,371	112,743,598
Deferred tax assets offset	(7,219,813)	(4,243,427)
Total liabilities from deferred taxes	131,582,558	108,500,171
Total	(77,053,910)	(70,809,083)

Disclosure of information about reconciliation of changes in deferred tax liability asset [Text Block]
Changes in deferred tax assets are detailed as follows:

Analysis of the deferred tax movement during the year	ThCh$
As of January 1, 2018	(53,998,782)
Deferred taxes related to credited items (charged) directly to equity (1)	(23,732,154)
Deferred taxes from tax loss carry forwards absorption	8,644,117
Conversion effect	(1,036,695)
Deferred taxes against equity	408,928
Deferred taxes from business combinations	(805,010)
Other deferred movements taxes	(289,487)
Changes	(16,810,301)
As of December 31, 2018	(70,809,083)

As of January 1, 2019
Deferred taxes related to credited items (charged) directly to equity	(9,909,958)
Deferred taxes from tax loss carry forwards absorption	2,253,330
Conversion effect	2,461,738
Deferred taxes against equity	1,097,001
Deferred taxes from business combinations	(2,146,938)
Changes	(6,244,827)
As of December 31, 2019	(77,053,910)

(1) Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies.